Accumulated other comprehensive income (Details) (CHF) In Millions, unless otherwise specified					12 Months Ended																				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Gains/(losses) on cash flow hedges	Dec. 31, 2011 Gains/(losses) on cash flow hedges	Dec. 31, 2010 Gains/(losses) on cash flow hedges	Dec. 31, 2012 Cumulative translation adjustments	Dec. 31, 2011 Cumulative translation adjustments	Dec. 31, 2010 Cumulative translation adjustments	Dec. 31, 2012 Unrealized gains/(losses) on securities	Dec. 31, 2011 Unrealized gains/(losses) on securities	Dec. 31, 2010 Unrealized gains/(losses) on securities	Dec. 31, 2012 Actuarial gains/(losses)	Dec. 31, 2011 Actuarial gains/(losses)	Dec. 31, 2010 Actuarial gains/(losses)	Dec. 31, 2012 Net prior service credit/ (cost)	Dec. 31, 2011 Net prior service credit/ (cost)	Dec. 31, 2010 Net prior service credit/ (cost)	Dec. 31, 2012 Accumulated other comprehensive income	Dec. 31, 2011 Accumulated other comprehensive income	Dec. 31, 2010 Accumulated other comprehensive income	Dec. 31, 2012 Bank	Dec. 31, 2011 Bank	Dec. 31, 2012 Bank Gains/(losses) on cash flow hedges	Dec. 31, 2011 Bank Gains/(losses) on cash flow hedges	Dec. 31, 2010 Bank Gains/(losses) on cash flow hedges	Dec. 31, 2012 Bank Cumulative translation adjustments	Dec. 31, 2011 Bank Cumulative translation adjustments	Dec. 31, 2010 Bank Cumulative translation adjustments	Dec. 31, 2012 Bank Unrealized gains/(losses) on securities	Dec. 31, 2011 Bank Unrealized gains/(losses) on securities	Dec. 31, 2010 Bank Unrealized gains/(losses) on securities	Dec. 31, 2012 Bank Actuarial gains/(losses)	Dec. 31, 2011 Bank Actuarial gains/(losses)	Dec. 31, 2010 Bank Actuarial gains/(losses)	Dec. 31, 2012 Bank Net prior service credit/ (cost)	Dec. 31, 2011 Bank Net prior service credit/ (cost)	Dec. 31, 2010 Bank Net prior service credit/ (cost)	Dec. 31, 2012 Bank Accumulated other comprehensive income	Dec. 31, 2011 Bank Accumulated other comprehensive income	Dec. 31, 2010 Bank Accumulated other comprehensive income
Increase (Decrease) in Accumulated other Comprehensive Income (CHF million)
Balance	(15,903)	(15,134)	(14,555)	(11,638)	(66)	(33)	(41)	(11,778)	(11,470)	(8,770)	99	117	110	(3,751)	(3,136)	(2,891)	362	(33)	(46)	(15,134)	(14,555)	(11,638)	(11,956)	(10,955)	0	32	10	(10,326)	(9,994)	(7,755)	96	99	86	(729)	(871)	(761)	4	5	6	(10,955)	(10,729)	(8,414)
Increase/(decrease)					7	(5)	46	(1,040)	(324)	(2,822)	227	6	0	(291)	(720)	(338)	319	383	0	(778)	(660)	(3,114)			7	(5)	45	(1,067)	(348)	(2,361)	199	21	7	4	103	(135)	0	0	0	(857)	(229)	(2,444)
Increase/(decrease) due to equity method investments					30	(1)	(15)	0	0	0	0	0	1	0	0	0	0	0	0	30	(1)	(14)
Reclassification adjustments, included in net income					0	(27)	(23)	51	16	(13)	(242)	(24)	6	241	105	93	(71)	12	13	(21)	82	76			0	(27)	(23)	44	16	(13)	(242)	(24)	6	55	39	25	(1)	(1)	(1)	(144)	3	(6)
Cumulative effect of accounting changes, net of tax							0			135			0			0			0			135					0			135			0			0			0			135
Balance	(15,903)	(15,134)	(14,555)	(11,638)	(29)	(66)	(33)	(12,767)	(11,778)	(11,470)	84	99	117	(3,801)	(3,751)	(3,136)	610	362	(33)	(15,903)	(15,134)	(14,555)	(11,956)	(10,955)	7	0	32	(11,349)	(10,326)	(9,994)	53	96	99	(670)	(729)	(871)	3	4	5	(11,956)	(10,955)	(10,729)